Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Foreign Currency Forward Contracts
As at December 31, 2019, the Partnership was committed to the following foreign currency forward contracts:

	Contract Amount in Foreign Currency (thousands)	Fair Value / Carrying Amount of Asset/(Liability) (in thousands of U.S. Dollars)	Average Forward Rate(1)	Expected Maturity
				2020
				(in thousands of U.S. Dollars)
Norwegian Krone	457,205	518	8.87	51,567
Euro	5,000	57	0.90	5,563
		575		57,130

(1)	Average forward rate represents the contracted amount of foreign currency one U.S. Dollar will buy.

Schedule of Interest Rate Swap Agreements
As at December 31, 2019, the Partnership and its consolidated subsidiaries were committed to the following interest rate swap agreements:

			Fair Value /
			Carrying	Weighted-
			Amount of	Average	Fixed
	Interest	Notional	Assets	Remaining	Interest
	Rate	Amount	(Liability)	Term	Rate
	Index	$	$	(years)	(%)(1)
U.S. Dollar-denominated interest rate swaps (2)	LIBOR	680,648	(126,630)	5.5	4.0%
U.S. Dollar-denominated interest rate swaps (3)	LIBOR	603,071	(37,342)	2.4	3.2%
		1,283,719	(163,972)

(1)	Excludes the margin the Partnership pays on its variable-rate debt, which as at December 31, 2019, ranged from 0.90% to 6.50%.

(2)	Notional amount remains constant over the term of the swap, unless the swap is partially terminated.

(3)	Principal amount reduces quarterly or semi-annually.

Effective Portion of Gains (Losses) on Interest Rate Swap Agreements
The following tables exclude any interest rate swap agreements designated and qualifying as cash flow hedges in the Partnership’s equity accounted joint ventures.

Year Ended December 31, 2019				Year Ended December 31, 2018
Effective Portion Recognized in AOCI (1)	Effective Portion Reclassified from AOCI (2)	Ineffective Portion (3)		Effective Portion Recognized in AOCI (1)	Effective Portion Reclassified from AOCI (2)	Ineffective Portion (3)
—	689	—	Interest expense	(2,495)	102	—	Interest expense
—	689	—		(2,495)	102	—

Year Ended December 31, 2017
Effective Portion Recognized in AOCI (1)	Effective Portion Reclassified from AOCI (2)	Ineffective Portion (3)
(19)	(1,186)	(7)	Interest expense
(19)	(1,186)	(7)

(1)	Effective portion of designated and qualifying cash flow hedges recognized in accumulated other comprehensive income (or AOCI).

(2)	Effective portion of designated and qualifying cash flow hedges recorded in AOCI during the term of the hedging relationship and reclassified to earnings.

(3)	Ineffective portion of designated and qualifying cash flow hedges.

Location and Fair Value Amounts of Derivative Instruments
The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Partnership’s balance sheets.

	Other current assets $	Other assets $	Accrued liabilities $	Current portion of derivative liabilities $	Derivative liabilities $
As at December 31, 2019
Foreign currency contracts	1,123	—	—	(548)	—
Interest rate swaps	—	—	(2,342)	(18,408)	(143,222)
	1,123	—	(2,342)	(18,956)	(143,222)
As at December 31, 2018
Foreign currency contracts	—	—	—	(4,225)	(425)
Cross currency swaps	—	—	(96)	(4,442)	—
Interest rate swaps	1,028	2,075	(1,625)	(14,623)	(93,929)
	1,028	2,075	(1,721)	(23,290)	(94,354)

Effect of (Losses) Gains on Derivatives
Total realized and unrealized (loss) gain of interest rate swaps and foreign currency forward contracts that are not designated for accounting purposes as cash flow hedges are recognized in earnings and reported in realized and unrealized (loss) gain on derivative instruments in the consolidated statements of loss for the years ended December 31, 2019, 2018 and 2017 as follows:

	Year Ended December 31, 2019 $	Year Ended December 31, 2018 $	Year Ended December 31, 2017 $
Realized (loss) gain on derivative instruments
Interest rate swaps	(29,185)	(38,011)	(78,296)
Foreign currency forward contracts	(5,054)	(1,228)	900
	(34,239)	(39,239)	(77,396)
Unrealized (loss) gain on derivative instruments
Interest rate swaps	(56,182)	56,420	33,114
Foreign currency forward contracts	5,226	(4,373)	1,429
	(50,956)	52,047	34,543
Total realized and unrealized (loss) gain on derivative instruments	(85,195)	12,808	(42,853)

Summary of Cross Currency Swaps
Realized and unrealized gain (loss) on cross currency swaps are recognized in earnings and reported in foreign currency exchange gain (loss) in the consolidated statements of loss for the years ended December 31, 2019, 2018 and 2017 as follows:

	Year Ended December 31, 2019 $	Year Ended December 31, 2018 $	Year Ended December 31, 2017 $
Realized loss	(4,177)	(39,647)	(84,205)
Unrealized gain	4,442	38,648	91,914
Total realized and unrealized gain (loss) on cross currency swaps	265	(999)	7,709